Long-Term Debt (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Revolving credit facility	$ 104,111	$ 20,000
Equipment notes payable	2,680	3,972
Notes payable	14,438	60,005
7.375% senior notes	272,998	271,998
Line of credit, senior note payable, equipment notes payable and senior note	394,227	355,975
Current portion of equipment note payable	(1,320)	(1,293)
Current portion of note payable	(1,145)	(6,213)
Capital leases (included in other long term liabilities)	(1,360)	(2,679)
Long term debt	$ 390,402	$ 345,790